Property, plant and equipment, net	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Property, plant and equipment, net
20	Property, plant and equipment, net

			Aircraft
	Investment properties	Buildings	Owned	Acquired under finance leases	Other flight equipment including	Machinery, equipment and vehicles	Total
	RMB million	RMB million	RMB million	RMB million	rotables RMB million	RMB million	RMB million
Cost:
At January 1, 2016	730	10,074	93,708	86,832	18,970	6,109	216,423
Acquisitions through business combinations	—	5	—	—	—	2	7
Additions	—	39	1,675	5,112	1,148	453	8,427
Transfer from construction in progress (Note 21)	—	1,145	—	6,745	203	143	8,236
Transfer to lease prepayments	(21)	—	—	—	—	—	(21)
Transfer to buildings upon cease of lease intention	(64)	64	—	—	—	—	—
Transfer to investment properties upon lease out	148	(148)	—	—	—	—	—
Reclassification on exercise of purchase option	—	—	4,470	(4,470)	—	—	—
Disposals	—	(32)	(2,536)	(347)	(751)	(466)	(4,132)
Deemed disposal of a subsidiary	(124)	(79)	—	—	—	(41)	(244)

At December 31, 2016	669	11,068	97,317	93,872	19,570	6,200	228,696

At January 1, 2017	669	11,068	97,317	93,872	19,570	6,200	228,696
Acquisitions through business combinations (Note 24(iv))	—	326	—	—	1,136	94	1,556
Additions	—	28	1,336	7,592	1,635	569	11,160
Transfer from construction in progress (Note 21)	—	1,506	1,098	10,684	317	77	13,682
Transfer to lease prepayments	(18)	(143)	—	—	—	—	(161)
Transfer to buildings upon cease of lease intention	(75)	75	—	—	—	—	—
Transfer to investment properties upon lease out	225	(225)	—	—	—	—	—
Reclassification on exercise of purchase option	—	—	12,669	(12,669)	—	—	—
Transfer to assets held for sale (Note 36)	—	(20)	—	—	—	—	(20)
Disposals	(7)	(4)	(6,446)	(112)	(752)	(311)	(7,632)

At December 31, 2017	794	12,611	105,974	99,367	21,906	6,629	247,281

			Aircraft
	Investment properties	Buildings	Owned	Acquired under finance leases	Other flight equipment including	Machinery, equipment and vehicles	Total
	RMB million	RMB million	RMB million	RMB million	rotables RMB million	RMB million	RMB million
Accumulated depreciation and impairment losses:
At January 1, 2016	223	3,349	40,782	14,586	10,600	4,013	73,553
Depreciation charge for the year	20	358	5,476	4,849	1,159	556	12,418
Transfer to lease prepayments	(5)	—	—	—	—	—	(5)
Transfer to buildings upon cease of lease intention	(21)	21	—	—	—	—	—
Transfer to investment properties upon lease out	39	(39)	—	—	—	—	—
Reclassification on exercise of purchase options	—	—	2,141	(2,141)	—	—	—
Disposals	—	(18)	(2,468)	(347)	(736)	(426)	(3,995)
Deemed disposal of a subsidiary	(27)	(25)	—	—	—	(39)	(91)
Provision for impairment losses	—	—	21	50	—	—	71
Impairment losses written off on disposal	—	—	—	—	(1)	—	(1)

At December 31, 2016	229	3,646	45,952	16,997	11,022	4,104	81,950

At January 1, 2017	229	3,646	45,952	16,997	11,022	4,104	81,950
Depreciation charge for the year	29	390	5,783	4,883	1,280	598	12,963
Transfer to lease prepayments	(5)	(36)	—	—	—	—	(41)
Transfer to buildings upon cease of lease intention	(26)	26	—	—	—	—	—
Transfer to investment properties upon lease out	48	(48)	—	—	—	—	—
Reclassification on exercise of purchase options	—	—	4,757	(4,757)	—	—	—
Transfer to assets held for sale (Note 36)	—	(12)	—	—	—	—	(12)
Disposals	(5)	(1)	(5,351)	(112)	(623)	(266)	(6,358)
Provision for impairment losses (Note 20(e))	—	—	324	—	—	—	324
Impairment losses written off on disposal (Note 20(d))	—	—	(470)	—	(1)	—	(471)

At December 31, 2017	270	3,965	50,995	17,011	11,678	4,436	88,355

Net book value:
At December 31, 2017	524	8,646	54,979	82,356	10,228	2,193	158,926

At December 31, 2016	440	7,422	51,365	76,875	8,548	2,096	146,746

(a)	As at December 31, 2017, the accumulated impairment provision of aircraft and flight equipment of the Group is RMB1,495 million and RMB123 million respectively (December 31, 2016: RMB1,641 million and RMB124 million respectively).

(b)	As at December 31, 2017, certain aircraft of the Group with an aggregate carrying value of approximately RMB83,687 million (December 31, 2016: RMB78,318 million) were mortgaged under certain loans or certain lease agreements (Note 37(a) (iii) and Note 38).

(c)	As at December 31, 2017, other flight equipment of the Group with an aggregate carrying value of approximately RMB206 million (December 31, 2016: Nil) were mortgaged under certain loans (Note 37(a) (iii)).

(d)	For the year ended December 31, 2017, 3 Boeing 737-300 aircraft and 2 Boeing 777-200 aircraft against which impairment provision had been provided in previous years were disposed of and the impairment provision of RMB470 million for these aircraft was written off on disposal.

(e)	During the year, the Group estimated the recoverable amounts of certain aged fleet based on the disposal plans, and made an impairment provision of RMB314 million towards the fleet and related assets. The Group also made an additional impairment of RMB10 million for certain EMB 190 aircraft. The estimates of recoverable amounts were based on the greater of the assets’ fair value less cost to sell and the value in use. The fair value on which the recoverable amount is based on is categorized as a level 3 measurement and it was determined by reference to the recent observable market prices for the aircraft fleet and flight equipment. In cases when value in use are based, the pre-tax discount rate used in the estimate is 9.74% (2016: 8.87%).

(f)	As at December 31, 2017 and up to the date of approval of these financial statements, the Group is in the process of applying for the property title certificates in respect of the properties located in Guangzhou (including Guangzhou Baiyun International Airport), Guangxi, Guizhou, Chengdu, Xiamen, Heilongjiang, Jilin, Dalian, Hunan, Beijing, Zhuhai, Shenyang, Shenzhen, Henan, Shantou, Xinjiang, Hainan, Shanghai, Hubei, Chongqing, and Hangzhou, in which the Group has interests and for which such certificates have not been granted. As at December 31, 2017, carrying value of such properties of the Group amounted to RMB5,196 million (December 31, 2016: RMB4,294 million). The Directors of the Company are of the opinion that the use of and the conduct of operating activities at the properties referred to above are not affected by the fact that the Group has not yet obtained the relevant property title certificates.

(g)	The Group leased out investment properties under operating leases. The leases typically run for an initial period of one to fourteen years, with an option to renew the leases after that date at which time all terms are renegotiated. None of the leases includes contingent rentals. In this connection, rental income totaling RMB184 million (2016: RMB179 million; 2015: RMB 182 million) was received by the Group during the year in respect of the leases. Directors estimated the fair value of these investment properties approximate the carrying amount.

The properties are reclassified between investment properties and other property, plant and equipment, upon the intention of commencement or cease of lease.

The Group’s total future minimum lease income under non-cancellable operating leases are as follows:

	2017	2016
	RMB million	RMB million
Within 1 year	61	91
After 1 year but within 5 years	70	59
After 5 years	14	54

	145	204

(h)	As at December 31, 2017, certain investment properties of the Group with an aggregate carrying value of approximately RMB20 million (December 31, 2016: RMB34 million) were mortgaged for certain bank borrowings (Note 37(a) (ii)).